Restructuring Programs - Restructuring Programs - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) facility	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring costs other than facility closing		$ 2.6	$ 5.9
TreeHouse 2020
Restructuring Cost and Reserve [Line Items]
Total expected costs	$ 286.8
TreeHouse 2020 | Dothan Alabama Battle Creek Michigan And Minneapolis Minnesota
Restructuring Cost and Reserve [Line Items]
Number of facilities | facility	3
Total expected costs	$ 29.7